Shareholder Fees	Mar. 01, 2026 USD ($)
Sound Mind Investing Fund | Sound Mind Investing Fund
Prospectus [Line Items]
Redemption Fee	$ (15.00)
SMI Multi-Strategy Fund | SMI Multi-Strategy Fund
Prospectus [Line Items]
Redemption Fee	(15.00)
SMI Dynamic Allocation Fund | SMI Dynamic Allocation Fund
Prospectus [Line Items]
Redemption Fee	$ (15.00)